SHARE CAPITAL	12 Months Ended
Dec. 31, 2013
SHARE CAPITAL [Abstract]
SHARE CAPITAL

NOTE 12:   SHARE CAPITAL

a.	The Company's ordinary shares are quoted under the symbol "SPCB" on the NASDAQ Capital Market in the United States.

On August 22, 2013, a 1 for 4.250002 reverse split of the Company's ordinary shares became effective. Pursuant to this reverse share split, each 4.250002 ordinary shares of NIS 0.0588235 par value became 1 ordinary share of NIS 0.25 par value and increased its share capital to 15 million ordinary shares.

All amounts of shares and per shares have been retroactively amended to give effect to the reverse stock splits.

b.	During 2011, 70,588 ordinary shares were issued as settlement of liabilities to an officer in an aggregate amount of $51. Regarding ordinary shares that were issued during 2011 and 2012, as a part of debt to equity conversion, see Notes 12.

During December 2013, 3,450,000 ordinary shares (including the full exercise of an over-allotment option) were issued in an underwritten public offering, for aggregate gross proceeds of $13,800.

c.	Shareholders' rights:

The ordinary shares confer upon the holders the right to receive notice to participate and vote in the general meetings of the Company, and the right to receive dividends, if declared.

d.	Stock options:

1.	In 2003, the Company adopted a stock option plan under which the Company issues stock options (the "Option Plan"). The Option Plan is intended to provide incentives to the Company's employees, officers, directors and/or consultants by providing them with the opportunity to purchase ordinary shares of the Company. Subject to the provisions of the Israeli Companies Law, the Option Plan is administered by the Compensation Committee, and is designed: (i) to comply with Section 102 of the Israeli Tax Ordinance or any provision which may amend or replace it and the rules promulgated thereunder and to enable the Company and grantees thereunder to benefit from Section 102 of the Israeli Tax Ordinance and the Commissioner's Rules; and (ii) to enable the Company to grant options and issue shares outside the context of Section 102 of the Israeli Tax Ordinance. Options granted under the Option Plan will become exercisable ratably over a period of three to five years or immediately in certain circumstances, commencing with the date of grant. The options generally expire no later than 10 years from the date of grant. Any options which are forfeited or canceled before expiration become available for future grants.

As a result of an amendment to Section 102 of the Israeli Tax Ordinance as part of the 2003 Israeli tax reform, and pursuant to an election made by the Company thereunder, capital gains derived by optionees arising from the sale of shares issued pursuant to the exercise of options granted to them under Section 102 after January 1, 2003, will generally be subject to a flat capital gains tax rate of 25%. However, as a result of this election, the Company will no longer be allowed to claim as an expense for tax purposes the amounts credited to such employees as a benefit when the related capital gains tax is payable by them, as the Company had previously been entitled to do under Section 102.

On June 27, 2007, the Compensation Committee and board of directors of the Company approved a new option plan under which the Company may grant stock options to the U.S. employees of the Company and its subsidiaries. Under this new option plan, the Company may grant both qualified (for preferential tax treatment) and non-qualified stock options. On August 15, 2007, the new option plan was approved by the shareholders of the Company at the general shareholders meeting.

On August 9, 2011, the Company issued options to purchase up to 35,294 shares to a former officer of the Company as part of his employment agreement. The options (the fair value of which was estimated at $6) which have an exercise price of $0.47, vested immediately. The options were not exercised within the allowed time frame following the termination of services provided by the optionee, hence were expired.

On August 24, 2011, the Company issued options to purchase up to 90,588 shares to several employees of the Company. The options (the fair value of which was estimated at $18) have an exercise price of $0.85. Of such options, 36,471 options vested on January 1, 2012, and the remaining 54,118 vested on January 1, 2013. The options will expire after ten years.

During 2012 no options were granted.

During 2013, the Company issued options to purchase up to 152,949 shares to several employees of the Company. The options (the fair value of which was estimated at $137) have a weighted average exercise price of $0.72. These options will vest over a 4 year period, and will expire after ten years.

2.	A summary of the Company's stock option activity and related information is as follows:

	Year ended December 31
	2013		2012		2011
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		$		$		$
Outstanding at Beginning of year	128,952	4.12	509,143	3.36	330,404	5.23
Granted	152,949	0.72	-	-	196,470	0.47
Exercised	(6,000)	0.85	(80,499)	0.00	(2,354)	0.09
Canceled and forfeited	(70,970)	5.74	(299,692)	6.84	(15,377)	7.40
Outstanding at end of year	204,931	2.06	128,952	4.12	509,143	3.36
Exercisable at end of year	78,457	4.25	92,482	5.40	418,554	3.91

The weighted average fair value of options granted during the reported periods (excluding 70,588 options granted in 2011 as part of the extinguishment of liabilities) was $1.09 per option for the year ended December 31, 2013, and $0.21 per option for the year ended December 31, 2011. In 2012 no options were granted.

The fair value of these options was estimated on the date of grant using the Black & Scholes option pricing model. The following weighted average assumptions were used for the 2013 grants: risk-free rate of 1.20%, dividend yield of 0%, expected volatility factor of 344.19% and expected term of 6.11 years. The following weighted average assumptions were used for the 2011 grants: risk-free rate of 0.76%, dividend yield of 0%, expected volatility factor of 176.54% and expected term of 4.64 years.

The expected volatility was based on the historical volatility of the Company's stock. The expected term was based on the historical experience and based on Management estimate.

Compensation expenses recognized by the Company related to its share-based employee compensation awards were $32, $7, and $10 for the years ended December 31, 2013, 2012 and 2011, respectively.

The following table summarizes the allocation of the stock-based compensation charge

	Year ended December 31,
	2013	2012	2011
	$	$	$

Cost of revenues	-	1.5	2
Research and development expenses	20	4	5
Selling and marketing expenses	-	-	-
General and administrative expenses	12	1.5	3

	32	7	10

The options outstanding and exercisable as of December 31, 2013, have been separated into ranges of exercise prices as follows:

Range of exercise price	Options outstanding as of December 31, 2013	Weighted average remaining contractual life (years)	Weighted average exercise price	Aggregate intrinsic value	Options exercisable as of December 31, 2013	Weighted average exercise price	Aggregate intrinsic value
$			$	$		$	$

0.00 - $ 0.85	189,717	8.72	0.72	741	63,243	0.75	245
10.50 - $ 14.37	3,400	0.24	13.00	-	3,400	13.00	-
17.51 - $ 19.72	5,977	3.30	18.94	-	5,977	18.94	-
21.25 - $ 22.27	5,837	2.18	22.03	-	5,837	22.03	-

	204,931		2.06		78,457	4.25

The total intrinsic value of options exercised during the years ended December 31, 2013 2012 and 2011 was $23, $0, and $1, respectively, based on the Company's average stock price of $ 2.63, $0.62, and $0.42, during the years ended on those dates, respectively.

A summary of the status of the Company's non-vested options granted to employees as of December 31, 2013 and changes during the year ended December 31, 2013 is presented below:

	Options	Weighted- average grant-date fair value

Non-vested at January 1, 2013	36,471	$0.21
Granted	152,949	$1.09
Vested (including cancelled and exercised)	(36,471)	$0.21
Canceled and forfeited	(26,475)	$1.43
Non-vested at December 31, 2013	126,474	$1.09

As of December 31, 2013, there was $105 of unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the stock option plans.

e.	Private placements and warrants:

During 2011, warrants to purchase up to 254,558 shares with an exercise price of $ nil per share were granted to certain creditors as part of the extinguishments of liabilities (see Note 1c). The fair market value of the warrants granted is $143, based on the Company's share market price at the date when the extinguishment was determined.

During 2012, warrants to purchase up to 325,754 shares with an exercise price of $ nil per share were granted to certain creditors as part of the extinguishments of liabilities (see Note 1c). The fair market value of the warrants granted is $124, based on the Company's share market price at the date when the extinguishment was determined.

During 2013, no warrants were issued.

A summary of the Company's warrants activity to investors (including warrants issued in connection with convertible bonds and extinguishment of liabilities) ,to settle obligation to service providers, and related information is as follows:

	Year ended December 31,
	2013		2012		2011
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price(*)
	-		$-		$-	$
Outstanding at beginning of year	864,590	0.55	706,555	0.68	507,530	1.53
Granted	0	0	325,754	0.00	254,558	0.00
Exercised	(844,353)	0.16	(167,719)	1.74	-	-
Canceled and forfeited	(16,237)	16.96	-	-	(55,533)	5.27
Outstanding at end of year	4,000	20.00	864,590	0.55	706,555	0.68
Exercisable at end of year	4,000	20.00	864,590	0.55	706,555	0.68

(*)	The weighted average exercise price is after re-pricing of the exercise price related to the convertible bond holders.

The warrants issued to consultants and investors (including warrants issued in connection with the issuance and extinguishment of convertible bonds and extinguishment of liabilities), outstanding and exercisable as of December 31, 2013, have been separated into ranges of exercise prices as follows:

Range of exercise price	Warrants outstanding and exercisable as of December 31, 2013	Weighted average remaining contractual life (years)	Weighted average exercise price	Aggregate intrinsic value
			$	$

$ 18.79 - $ 20.61	4,000	2.99	20.00	-

	4,000		20.00

The fair value of all the warrants granted as described above was measured based on the fair value of the instruments issued on the date of grant, since, based on the opinion of Company Management, such measurement is more reliable than the fair value of services.

f.	Dividends:

No dividends were declared in the reported periods. In the event that cash dividends are declared in the future, such dividends will be paid in NIS. The Company does not intend to distribute cash dividends in the foreseeable future.

g.	Convertible bonds and warrants issued to the convertible bond holders - see Note 11.